TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Detailed Information About Trade And Others Payable [Abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]
	As at
	December 31, 2023	December 31, 2022
Trade payables and accrued liabilities	$5,081	$1,223
Taxes payable	313	63
Total trade and other payables	$5,394	$1,286